Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.83%
Australia–1.04%
APA Group	196,484	$1,018,407
Belgium–1.33%
Elia Group S.A./N.V.	12,498	1,298,045
Canada–10.64%
Enbridge, Inc.	216,001	8,083,708
Gibson Energy, Inc.	103,207	1,686,416
TC Energy Corp.	14,593	619,593
		10,389,717
China–2.24%
China Gas Holdings Ltd.	244,800	222,626
China Resources Gas Group Ltd.	75,300	255,552
China Tower Corp. Ltd., H Shares(a)	11,936,000	1,464,529
ENN Energy Holdings Ltd.	35,500	248,403
		2,191,110
France–8.19%
Aeroports de Paris S.A.	7,444	978,040
Vinci S.A.	61,558	7,024,872
		8,002,912
Germany–0.16%
Fraport AG Frankfurt Airport Services Worldwide(b)	3,067	155,752
Italy–0.95%
Italgas S.p.A.	174,079	930,829
Japan–1.45%
Nippon Gas Co. Ltd.	61,900	964,894
Tokyo Gas Co. Ltd.	20,600	451,339
		1,416,233
Mexico–2.34%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	7,607	2,285,827
Spain–6.15%
Cellnex Telecom S.A.(a)	140,493	4,899,933
Solaria Energia y Medio Ambiente S.A.(b)	92,996	1,110,541
		6,010,474
Shares		Value
United Kingdom–10.52%
National Grid PLC	655,656	$8,319,079
Pennon Group PLC	115,837	926,101
Severn Trent PLC	30,998	1,024,783
		10,269,963
United States–53.82%
American Tower Corp.	32,228	7,103,051
American Water Works Co., Inc.	40,593	5,778,820
Atmos Energy Corp.	34,597	4,424,264
Cheniere Energy, Inc.	15,328	2,799,506
Consolidated Edison, Inc.	15,728	1,533,795
Dominion Energy, Inc.	23,665	1,265,131
Duke Energy Corp.	9,319	1,018,287
Equinix, Inc.	4,326	3,418,578
Evergy, Inc.	14,227	825,166
Ferrovial SE	98,578	3,920,029
Kinder Morgan, Inc.	99,787	2,108,499
ONE Gas, Inc.	14,394	1,002,254
ONEOK, Inc.	23,293	1,941,006
PG&E Corp.	229,729	4,192,554
SBA Communications Corp., Class A	9,796	2,150,614
Sempra	7,112	569,387
Southern Co. (The)	23,836	1,990,783
Targa Resources Corp.	15,740	2,129,307
Williams Cos., Inc. (The)	72,543	3,114,996
Xcel Energy, Inc.	21,943	1,278,838
		52,564,865
Total Common Stocks & Other Equity Interests (Cost $87,153,495)		96,534,134
Money Market Funds–1.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	355,067	355,067
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	659,251	659,251
Total Money Market Funds (Cost $1,014,318)		1,014,318
TOTAL INVESTMENTS IN SECURITIES—99.87% (Cost $88,167,813)		97,548,452
OTHER ASSETS LESS LIABILITIES–0.13%		125,732
NET ASSETS–100.00%		$97,674,184

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $6,364,462, which represented 6.52% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$474,556	$9,706,010	$(9,825,499)	$-	$-	$355,067	$14,052
Invesco Liquid Assets Portfolio, Institutional Class	338,991	6,857,949	(7,196,889)	(30)	(21)	-	9,984
Invesco Treasury Portfolio, Institutional Class	542,350	11,394,819	(11,277,918)	-	-	659,251	16,294
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,940	14,720,878	(15,442,818)	-	-	-	9,648*
Invesco Private Prime Fund	1,856,413	29,892,874	(31,749,170)	-	(117)	-	25,109*
Total	$3,934,250	$72,572,530	$(75,492,294)	$(30)	$(138)	$1,014,318	$75,087

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,018,407	$—	$1,018,407
Belgium	—	1,298,045	—	1,298,045
Canada	10,389,717	—	—	10,389,717
China	—	2,191,110	—	2,191,110
France	—	8,002,912	—	8,002,912
Germany	—	155,752	—	155,752
Italy	—	930,829	—	930,829
Japan	—	1,416,233	—	1,416,233
Mexico	2,285,827	—	—	2,285,827
Spain	—	6,010,474	—	6,010,474
United Kingdom	—	10,269,963	—	10,269,963
United States	48,644,836	3,920,029	—	52,564,865
Money Market Funds	1,014,318	—	—	1,014,318
Total Investments	$62,334,698	$35,213,754	$—	$97,548,452
Invesco Global Infrastructure Fund